Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 402,900	$ 369,173
Accumulated depreciation	(202,556)	(180,769)
Property, plant and equipment, less capital work-in-progress	200,344	188,404
Construction work in progress	888	1,302
Property, plant and equipment, net	201,232	189,706
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	147,531	140,413
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	172,868	149,022
Computer equipment and software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	49,233	46,900
Office equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,966	13,780
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 19,302	$ 19,058